Commitments and Contingencies (Details) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 06, 2020	Aug. 02, 2018	Jul. 30, 2018	Jul. 30, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Monthly rental fee							$7,200		$7,200
Lease due date							The lease term was within 12 months, which will be due in August 2021.		August 2021
Lease expenses					$ 47,008	$ 92,414	$ 17,093	$ 187,538	$ 192,594
Other commitments, description			Arbitrator entered a reasoned award, accepting the Company’s proposal for resolution, awarding the Company damages of $1,436,522 against Sorghum and denying Sorghum’s Counterclaim against the Company in its entirety with prejudice. Sorghum has sought to vacate the arbitration award by filing a petition to vacate the arbitration award in the Supreme Court for the State of New York, New York County. The Court heard the Company and Sorghum’s arguments on May 1, 2019, and entered an order vacating the arbitration award. The Company vigorously opposed and moved to confirm the arbitration award on May 6, 2019. On June 5, 2019, the Company filed a notice of appeal with the New York Supreme Court Appellate Division First Department. The appeal was scheduled to be mediated on November 20, 2019. On November 15, 2019, the Company withdrew its appeal filed June 5, 2019, upon the stipulation of the parties and accordingly, the arbitration award is deemed to be vacated.	Arbitrator entered a reasoned award, accepting the Company’s proposal for resolution, awarding the Company damages of $1,436,522 against Sorghum and denying Sorghum’s Counterclaim against the Company in its entirety with prejudice. Sorghum has sought to vacate the arbitration award by filing a petition to vacate the arbitration award in the Supreme Court for the State of New York, New York County. The Court heard the Company and Sorghum’s arguments on May 1, 2019, and entered an order vacating the arbitration award. The Company vigorously opposed and moved to confirm the arbitration award on May 6, 2019. On June 5, 2019, the Company filed a notice of appeal with the New York Supreme Court Appellate Division First Department. The appeal was scheduled to be mediated on November 20, 2019. On November 15, 2019, the Company withdrew its appeal filed June 5, 2019, upon the stipulation of the parties and accordingly, the arbitration award is deemed to be vacated.
Plaintiff's fund amount		$ 3,500,000					$ 3,500,000
Harrison fund commitments, description	the Company filed a law suit against Harrison Fund, LLC (“Harrison Fund”) in the United States District Court for the Northern District of California (the “District Court”) (Case No. 3:20-cv-2307). The Company had invested $1,000,000 in Harrison Fund around May 2019. However, Harrison Fund had been reluctant to disclose related investment information to the Company and it was discovered that certain information presented on Harrison Fund’s brochure appeared to be problematic. The Company demanded a return of its investment from Harrison Fund. When the Company failed to obtain a response from Harrison Fund, it filed the complaint against Harrison Fund seeking to recover the $1,000,000 investment.
Right of use lease assets									$ 176,225
Lease term									12 months